SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identified any subsequent events that would have required adjustment or disclosure in the financial statements other than as described below.

On April 17, 2023, the Company withdrew $214,850 interest earned on the Trust account to pay 2022’s income tax payment. The income tax was paid on April 18, 2023.

On April 19, 2023, the Company elected to exercise its sixth-month extension to the Termination Date, which extended its deadline to complete its initial business combination to May 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On April 25, 2023, the Company withdrew $73,846 interest earned on the Trust account to pay 2022’s remaining balance and 2023 Q1 prepayment of Delaware Franchise tax. $73,846 was paid to the State of Delaware on May 2, 2023.

On June 28, 2023, EF Hutton waived $3,025,000 of the $4,025,000 cash deferred underwriting commission, pursuant to a Satisfaction and Discharge Agreement (attached at Exhibit 10.22) that would otherwise be immediately due and payable upon the Closing, accepting in lieu thereof (i) a one-time cash payment of $500,000 at the time of the Closing; (ii) a $500,000 promissory note executed by the Company on June 30, 2023 (attached at Exhibit 10.21) in which it is obligated to make six monthly payments to EF Hutton in the cash amount of $83,333.33 from October 2023 through March 2024; and (iii) 277,778 ordinary shares of the Company (the “Ordinary Shares”) at $10.89 per share, for an aggregate value of $3,025,000.

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identified any subsequent events that would have required adjustment or disclosure in the financial statements other than as described below.

On January 5, 2023, the Company elected to exercise its third-month extension to the Termination Date, which extended its deadline to complete its initial business combination from January 11, 2023 to February 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On February 8, 2023, the Company elected to exercise its fourth-month extension to the Termination Date, which extended its deadline to complete its initial business combination from February 11, 2023 to March 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On March 6, 2023, the Company elected to exercise its fifth-month extension to the Termination Date, which extended its deadline to complete its initial business combination from March 11, 2023 to April 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.